iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .1%
SG Holdings Co. Ltd. ...................... 1,003,500 $ 10,025,042
a
Automobile Components  —  1 .9%
Aisin Corp. ............................. 1,725,300 30,725,247
Bridgestone Corp. ........................ 1,990,400 93,395,235
Denso Corp. ............................ 6,088,800 80,171,525
Sumitomo Electric Industries Ltd. .............. 2,491,000 98,156,702
302,448,709
a
Automobiles  —  6 .3%
Honda Motor Co. Ltd. ...................... 12,884,700 129,929,533
Isuzu Motors Ltd. ......................... 1,863,900 28,562,928
Nissan Motor Co. Ltd.
(a)
..................... 7,773,000 18,950,330
Subaru Corp. ........................... 2,044,400 45,659,865
Suzuki Motor Corp. ....................... 5,479,000 85,682,462
Toyota Motor Corp. ....................... 33,037,900 666,434,660
Yamaha Motor Co. Ltd. ..................... 3,209,900 23,261,529
998,481,307
a
Banks  —  10 .0%
Chiba Bank Ltd. (The) ...................... 1,948,200 20,535,817
Japan Post Bank Co. Ltd. ................... 6,233,000 75,010,426
Mitsubishi UFJ Financial Group, Inc. ............ 39,965,980 626,647,686
Mizuho Financial Group, Inc. ................. 8,679,858 306,111,294
Resona Holdings, Inc. ..................... 7,238,700 73,691,913
Sumitomo Mitsui Financial Group, Inc. ........... 12,775,000 386,552,114
Sumitomo Mitsui Trust Group, Inc. ............. 2,213,164 64,295,867
Yokohama Financial Group, Inc. ............... 3,589,900 28,399,964
1,581,245,081
a
Beverages  —  0 .7%
Asahi Group Holdings Ltd. ................... 5,302,400 61,503,841
Kirin Holdings Co. Ltd. ..................... 2,708,400 42,538,292
Suntory Beverage & Food Ltd. ................ 483,100 15,286,226
119,328,359
a
Broadline Retail  —  0 .7%
Pan Pacific International Holdings Corp. ......... 6,645,800 40,278,645
Rakuten Group, Inc.
(a)
...................... 5,291,800 32,387,178
Ryohin Keikaku Co. Ltd. .................... 1,761,900 34,944,820
107,610,643
a
Building Products  —  0 .9%
AGC, Inc. .............................. 682,200 23,605,989
Daikin Industries Ltd. ...................... 919,600 119,421,379
143,027,368
a
Capital Markets  —  1 .3%
Daiwa Securities Group, Inc. ................. 4,636,200 38,461,359
Japan Exchange Group, Inc. ................. 3,467,900 39,626,962
Nomura Holdings, Inc. ..................... 10,477,100 79,134,153
SBI Holdings, Inc. ........................ 1,962,620 41,385,486
198,607,960
a
Chemicals  —  2 .3%
Asahi Kasei Corp. ........................ 4,523,100 37,778,530
Mitsubishi Chemical Group Corp. .............. 4,468,800 25,243,105
Nippon Paint Holdings Co. Ltd. ................ 3,291,900 21,470,643
Nippon Sanso Holdings Corp. ................ 605,700 19,723,187
Nitto Denko Corp. ........................ 2,365,900 58,545,025
Shin-Etsu Chemical Co. Ltd. ................. 5,881,900 176,125,716
Toray Industries, Inc. ...................... 4,825,400 31,386,967
370,273,173
a
Security Shares Value
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 1,373,600 $ 23,231,212
Secom Co. Ltd. .......................... 1,382,600 46,730,848
TOPPAN Holdings, Inc. ..................... 821,900 26,534,855
96,496,915
a
Construction & Engineering  —  0 .9%
Kajima Corp. ............................ 1,473,600 54,934,937
Obayashi Corp. .......................... 2,218,100 45,222,432
Taisei Corp. ............................ 510,800 43,687,324
143,844,693
a
Consumer Staples Distribution & Retail  —  1 .8%
Aeon Co. Ltd. ........................... 7,763,000 140,555,269
Kobe Bussan Co. Ltd. ...................... 527,100 12,811,777
MatsukiyoCocokara & Co. ................... 1,154,900 21,367,184
Seven & i Holdings Co. Ltd. .................. 7,263,840 99,951,654
Tsuruha Holdings, Inc. ..................... 916,800 16,251,844
290,937,728
a
Diversified Telecommunication Services  —  0 .7%
NTT, Inc. .............................. 104,170,800 103,816,968
a
Electric Utilities  —  0 .6%
Chubu Electric Power Co., Inc. ................ 2,388,400 37,329,787
Kansai Electric Power Co., Inc. (The) ........... 3,303,800 56,483,189
93,812,976
a
Electrical Equipment  —  2 .2%
Fuji Electric Co. Ltd. ....................... 494,400 34,514,630
Fujikura Ltd. ............................ 876,700 101,458,890
Mitsubishi Electric Corp. .................... 6,630,200 179,266,903
NIDEC CORP. ........................... 2,910,200 36,728,715
351,969,138
a
Electronic Equipment, Instruments & Components  —  3 .6%
Keyence Corp. .......................... 678,304 230,901,003
Kyocera Corp. ........................... 4,475,800 61,269,363
Murata Manufacturing Co. Ltd. ................ 5,816,800 119,743,992
Shimadzu Corp. .......................... 827,400 23,618,316
TDK Corp. ............................. 6,776,500 111,230,006
Yokogawa Electric Corp. .................... 798,300 25,533,020
572,295,700
a
Entertainment  —  2 .9%
Capcom Co. Ltd. ......................... 1,205,600 29,477,681
Konami Group Corp. ...................... 350,800 53,613,549
Nexon Co. Ltd. .......................... 1,293,300 31,498,848
Nintendo Co. Ltd. ......................... 3,848,300 326,169,764
Toho Co. Ltd. ........................... 369,400 21,271,746
462,031,588
a
Financial Services  —  1 .0%
Mitsubishi HC Capital, Inc. ................... 3,067,900 24,548,254
ORIX Corp. ............................. 4,054,200 110,820,314
Sony Financial Group, Inc.
(a)
................. 21,185,000 20,045,088
155,413,656
a
Food Products  —  0 .6%
Ajinomoto Co., Inc. ........................ 3,156,000 73,229,824
Kikkoman Corp. .......................... 2,360,500 21,602,950
94,832,774
a
Gas Utilities  —  0 .6%
Osaka Gas Co. Ltd. ....................... 1,248,400 43,814,003
Tokyo Gas Co. Ltd. ....................... 1,099,600 44,567,489
88,381,492
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Ground Transportation  —  1 .7%
Central Japan Railway Co. .................. 2,693,000 $ 73,591,841
East Japan Railway Co. .................... 3,361,500 86,896,444
Hankyu Hanshin Holdings, Inc. ................ 841,100 21,117,541
Seibu Holdings, Inc. ....................... 733,000 22,764,148
Tokyo Metro Co. Ltd.
(b)
..................... 1,002,700 10,310,868
Tokyu Corp.
(b)
........................... 1,732,200 20,214,553
West Japan Railway Co. .................... 1,429,300 28,444,143
263,339,538
a
Health Care Equipment & Supplies  —  2 .0%
Hoya Corp. ............................. 1,196,200 179,692,164
Olympus Corp. .......................... 3,968,400 53,355,889
Sysmex Corp. ........................... 1,747,700 16,574,341
Terumo Corp. ........................... 4,645,300 72,442,611
322,065,005
a
Health Care Technology  —  0 .2%
M3, Inc. ............................... 1,540,600 25,422,431
a
Hotels, Restaurants & Leisure  —  0 .6%
Oriental Land Co. Ltd. ..................... 3,766,000 72,440,973
Zensho Holdings Co. Ltd. ................... 334,500 20,155,762
92,596,735
a
Household Durables  —  4 .9%
Panasonic Holdings Corp. ................... 8,128,915 101,727,137
Sekisui House Ltd. ........................ 2,080,500 46,653,241
Sony Group Corp. ........................ 21,439,000 629,097,123
777,477,501
a
Household Products  —  0 .1%
Unicharm Corp. .......................... 3,890,400 22,808,670
a
Industrial Conglomerates  —  3 .5%
Hikari Tsushin, Inc. ........................ 61,100 17,005,350
Hitachi Ltd. ............................. 15,971,900 508,639,977
Sekisui Chemical Co. Ltd. ................... 1,316,100 22,428,826
548,074,153
a
Insurance  —  4 .0%
Dai-ichi Life Holdings, Inc. ................... 12,256,200 95,621,103
Japan Post Holdings Co. Ltd. ................. 6,218,400 61,082,840
Japan Post Insurance Co. Ltd. ................ 648,100 18,027,575
MS&AD Insurance Group Holdings, Inc. ......... 4,485,620 99,526,044
Sompo Holdings, Inc. ...................... 3,093,950 97,990,684
T&D Holdings, Inc. ........................ 1,612,000 35,019,854
Tokio Marine Holdings, Inc. .................. 6,405,000 227,063,031
634,331,131
a
Interactive Media & Services  —  0 .2%
LY Corp. ............................... 9,596,800 25,773,767
a
IT Services  —  3 .0%
Fujitsu Ltd. ............................. 6,137,100 162,824,726
NEC Corp. ............................. 4,518,100 170,705,638
Nomura Research Institute Ltd. ............... 1,317,112 52,610,740
Obic Co. Ltd. ............................ 1,129,500 36,337,059
Otsuka Corp. ........................... 789,400 15,611,057
SCSK Corp.
(a)
........................... 549,900 20,044,952
TIS, Inc. ............................... 742,200 24,527,081
482,661,253
a
Leisure Products  —  0 .5%
Bandai Namco Holdings, Inc. ................. 2,039,394 59,844,314
Shimano, Inc. ........................... 259,900 27,290,924
87,135,238
a
Security Shares Value
a
Machinery  —  5 .7%
Daifuku Co. Ltd. .......................... 1,127,300 $ 35,657,987
Ebara Corp. ............................ 1,611,200 42,260,365
FANUC Corp. ........................... 3,253,500 104,281,023
IHI Corp. .............................. 3,594,800 64,147,655
Kawasaki Heavy Industries Ltd. ............... 526,900 33,372,218
Komatsu Ltd. ........................... 3,315,100 108,898,928
Kubota Corp. ........................... 3,410,300 49,221,410
Makita Corp. ............................ 787,100 22,885,317
MINEBEA MITSUMI, Inc. ................... 1,266,900 25,720,903
Mitsubishi Heavy Industries Ltd. ............... 11,172,900 283,000,626
SMC Corp. ............................. 199,500 70,171,505
Toyota Industries Corp.
(a)
.................... 568,800 63,721,841
903,339,778
a
Marine Transportation  —  0 .6%
Kawasaki Kisen Kaisha Ltd. .................. 1,218,700 16,226,084
Mitsui OSK Lines Ltd. ...................... 1,205,700 34,234,837
Nippon Yusen KK ......................... 1,437,700 45,534,992
95,995,913
a
Metals & Mining  —  0 .9%
JFE Holdings, Inc. ........................ 2,001,850 24,559,044
JX Advanced Metals Corp. .................. 1,942,000 20,798,944
Nippon Steel Corp. ........................ 16,859,850 68,036,202
Sumitomo Metal Mining Co. Ltd. ............... 859,200 28,261,522
141,655,712
a
Office REITs  —  0 .2%
Nippon Building Fund, Inc. ................... 27,198 26,002,037
a
Oil, Gas & Consumable Fuels  —  0 .9%
ENEOS Holdings, Inc. ..................... 9,436,095 62,186,708
Idemitsu Kosan Co. Ltd. .................... 2,692,645 19,949,587
Inpex Corp. ............................. 3,072,600 65,538,756
147,675,051
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 560,200 10,569,861
Japan Airlines Co. Ltd. ..................... 501,300 9,349,510
19,919,371
a
Personal Care Products  —  0 .5%
Kao Corp. .............................. 1,624,200 65,676,800
Shiseido Co. Ltd. ......................... 1,389,900 19,785,210
85,462,010
a
Pharmaceuticals  —  4 .4%
Astellas Pharma, Inc. ...................... 6,308,650 79,327,555
Chugai Pharmaceutical Co. Ltd. ............... 2,341,400 125,372,844
Daiichi Sankyo Co. Ltd. ..................... 6,273,707 154,627,927
Eisai Co. Ltd. ........................... 915,100 28,700,880
Kyowa Kirin Co. Ltd. ....................... 820,200 13,807,112
Otsuka Holdings Co. Ltd. ................... 1,514,300 85,762,915
Shionogi & Co. Ltd. ....................... 2,637,700 45,239,589
Takeda Pharmaceutical Co. Ltd. ............... 5,546,400 159,915,223
692,754,045
a
Professional Services  —  1 .6%
Recruit Holdings Co. Ltd. ................... 4,906,800 250,964,404
a
Real Estate Management & Development  —  2 .2%
Daito Trust Construction Co. Ltd. .............. 1,017,200 19,458,680
Daiwa House Industry Co. Ltd. ................ 1,954,600 66,712,776
Hulic Co. Ltd. ........................... 1,590,900 17,547,555
Mitsubishi Estate Co. Ltd. ................... 3,706,500 87,447,760
Mitsui Fudosan Co. Ltd. .................... 9,214,100 108,224,464

iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Real Estate Management & Development (continued)
Sumitomo Realty & Development Co. Ltd. ........ 1,060,500 $ 51,247,895
350,639,130
a
Semiconductors & Semiconductor Equipment  —  5 .9%
Advantest Corp. .......................... 2,670,900 355,391,385
Disco Corp. ............................. 320,700 89,433,984
Kioxia Holdings Corp.
(a)
..................... 470,300 28,545,028
Lasertec Corp. .......................... 279,400 50,441,769
Renesas Electronics Corp. .................. 6,195,100 73,056,109
SCREEN Holdings Co. Ltd. .................. 282,600 23,307,674
Tokyo Electron Ltd. ....................... 1,561,956 319,322,425
939,498,374
a
Software  —  0 .2%
Oracle Corp. ............................ 134,800 11,594,482
Trend Micro, Inc. ......................... 442,000 22,074,722
33,669,204
a
Specialty Retail  —  1 .9%
Fast Retailing Co. Ltd. ..................... 665,600 243,179,606
Nitori Holdings Co. Ltd.
(b)
.................... 1,396,400 24,202,763
Sanrio Co. Ltd.
(b)
......................... 624,100 22,359,188
ZOZO, Inc. ............................. 1,555,400 13,398,931
303,140,488
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Canon, Inc. ............................. 3,022,250 88,920,614
FUJIFILM Holdings Corp. ................... 3,902,700 83,790,771
172,711,385
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Asics Corp. ............................. 2,432,500 58,265,171
a
Tobacco  —  1 .0%
Japan Tobacco, Inc. ....................... 4,183,300 157,356,789
a
Security Shares Value
a
Trading Companies & Distributors  —  6 .8%
ITOCHU Corp. .......................... 4,143,800 $ 248,541,317
Marubeni Corp. .......................... 4,920,900 129,892,005
Mitsubishi Corp. .......................... 11,236,200 266,029,569
Mitsui & Co. Ltd. ......................... 8,610,300 228,745,525
MonotaRO Co. Ltd. ....................... 867,800 12,715,524
Sumitomo Corp. ......................... 3,800,900 119,393,087
Toyota Tsusho Corp. ....................... 2,406,900 78,013,982
1,083,331,009
a
Wireless Telecommunication Services  —  4 .3%
KDDI Corp. ............................. 10,219,500 175,817,703
SoftBank Corp. .......................... 100,126,800 143,253,180
SoftBank Group Corp. ..................... 3,331,000 358,285,263
677,356,146
a
Total Long-Term Investments — 99.1%
(Cost: $ 13,802,294,845 ) .............................. 15,706,302,709
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 26,961,877 26,975,357
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 5,448,188 5,448,188
a
Total Short-Term Securities — 0.2%
(Cost: $ 32,422,864 ) ................................. 32,423,545
Total Investments — 99.3%
(Cost: $ 13,834,717,709 ) .............................. 15,738,726,254
Other Assets Less Liabilities — 0 .7% ..................... 110,423,088
Net Assets — 100.0% ................................. $ 15,849,149,342
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 31,361,067  $ —  $ (4,385,669)
(a)
$ 1,086  $ (1,127) $ 26,975,357  26,961,877  $ 53,868
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 5,730,000  —  (281,812)
(a)
—  —  5,448,188  5,448,188  38,000  —
$ 1,086  $ (1,127)
$ 32,423,545
$ 91,868  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Japan ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 645 12/11/25 $ 139,751 $ 10,399,470
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 111,769,572  $ 15,594,533,137  $ —  $ 15,706,302,709
Short-Term Securities
Money Market Funds ...................................... 32,423,545  —  —  32,423,545
$ 144,193,117  $ 15,594,533,137  $ —  $ 15,738,726,254
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,399,470  $ —  $ —  $ 10,399,470
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust